Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net increase (decrease) in net assets from operations	$ (4,458,730)	$ 119,426	$ (15,432,374)	$ 15,268,037
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(19,446,037)	(93,196,760)	(110,846,760)	(144,921,765)
Sales and maturities of U.S. government securities	37,100,000	110,810,024	131,560,024	149,020,000
Amortization of discounts and premiums	(3,963)	(16,041)	(16,041)	(42,401)
Increase (decrease) in due from brokers	19,052,807	(8,978,839)	2,849,471	(6,064,445)
Increase (decrease) in unrealized appreciation on open forward contracts	172,349	(17,788)	493,844	(169,343)
Increase (decrease) in futures contracts purchased	246,069	9,861,253	8,622,942	(7,164,054)
Increase (decrease) in unrealized depreciation on open forward contracts	(68,279)	387,651	44,731	(1,353,979)
Increase (decrease) in futures contracts sold	2,117,592	(7,327,943)	(2,334,068)	1,374,655
Increase (decrease) in management fees	(143,975)	(17,698)	64,488	14,584
Increase (decrease) in fees payable	(317,337)	(55,322)	101,352	56,749
Net cash provided by (used in) operating activities	34,250,496	11,567,963	15,107,609	6,018,038
Cash flows from financing activities
Subscriptions, net of change in advance subscriptions	1,113,573	6,997,763	7,732,694	12,158,957
Redemptions, net of change in redemptions payable	(17,566,276)	(19,435,722)	(23,920,889)	(16,749,111)
Net cash provided by (used in) financing activities	(16,452,703)	(12,437,959)	(16,188,195)	(4,590,154)
Net increase (decrease) in cash	17,797,793	(869,996)	(1,080,586)	1,427,884
Cash, beginning of period	989,356	2,069,942	2,069,942	642,058
Cash, end of period	18,787,149	1,199,946	989,356	2,069,942
SERIES A
Cash flows from operating activities
Net increase (decrease) in net assets from operations	(1,763,465)	(336,414)	(6,022,225)	5,090,804
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(9,048,159)	(39,384,521)	(47,684,521)	(60,809,701)
Sales and maturities of U.S. government securities	17,350,000	46,107,937	55,457,937	60,780,000
Amortization of discounts and premiums	(1,841)	(6,688)	(6,688)	(17,759)
Increase (decrease) in due from brokers	11,136,449	(6,404,844)	(2,490,331)	(3,193,478)
Increase (decrease) in unrealized appreciation on open forward contracts	54,740	(12,918)	151,084	(93,270)
Increase (decrease) in futures contracts purchased	58,171	3,242,324	2,797,107	(2,373,970)
Increase (decrease) in unrealized depreciation on open forward contracts	(30,913)	145,335	30,036	(363,992)
Increase (decrease) in futures contracts sold	806,026	(2,590,237)	(795,207)	435,094
Increase (decrease) in management fees	(68,578)	(1,294)	40,575	8,390
Increase (decrease) in fees payable	(148,818)	(9,649)	69,125	27,498
Net cash provided by (used in) operating activities	18,343,612	749,031	1,546,892	(510,384)
Cash flows from financing activities
Subscriptions, net of change in advance subscriptions	631,444	4,071,962	4,502,641	7,499,106
Redemptions, net of change in redemptions payable	(9,269,897)	(4,601,231)	(6,486,862)	(6,829,657)
Net cash provided by (used in) financing activities	(8,638,453)	(529,269)	(1,984,221)	669,449
Net increase (decrease) in cash	9,705,159	219,762	(437,329)	159,065
Cash, beginning of period	333,206	770,535	770,535	611,470
Cash, end of period	10,038,365	990,297	333,206	770,535
SERIES B
Cash flows from operating activities
Net increase (decrease) in net assets from operations	(2,695,265)	455,840	(9,410,149)	10,177,233
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(10,397,878)	(53,812,239)	(63,162,239)	(84,112,064)
Sales and maturities of U.S. government securities	19,750,000	64,702,087	76,102,087	88,240,000
Amortization of discounts and premiums	(2,122)	(9,353)	(9,353)	(24,642)
Increase (decrease) in due from brokers	7,916,358	(2,573,995)	5,339,802	(2,870,967)
Increase (decrease) in unrealized appreciation on open forward contracts	117,609	(4,870)	342,760	(76,073)
Increase (decrease) in futures contracts purchased	187,898	6,618,929	5,825,835	(4,790,084)
Increase (decrease) in unrealized depreciation on open forward contracts	(37,366)	242,316	14,695	(989,987)
Increase (decrease) in futures contracts sold	1,311,566	(4,737,706)	(1,538,861)	939,561
Increase (decrease) in management fees	(75,397)	(16,404)	23,913	6,194
Increase (decrease) in fees payable	(168,519)	(45,673)	32,227	29,251
Net cash provided by (used in) operating activities	15,906,884	10,818,932	13,560,717	6,528,422
Cash flows from financing activities
Subscriptions, net of change in advance subscriptions	482,129	2,925,801	3,230,053	4,659,851
Redemptions, net of change in redemptions payable	(8,296,379)	(14,834,491)	(17,434,027)	(9,919,454)
Net cash provided by (used in) financing activities	(7,814,250)	(11,908,690)	(14,203,974)	(5,259,603)
Net increase (decrease) in cash	8,092,634	(1,089,758)	(643,257)	1,268,819
Cash, beginning of period	656,150	1,299,407	1,299,407	30,588
Cash, end of period	$ 8,748,784	$ 209,649	$ 656,150	$ 1,299,407